Other current liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Other current liabilities

Note   17.               Other current liabilities

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Other tax payable	28	22
Customer contract liability, current	84	111
Other current liabilities	36	47
Total other current liabilities	148	180